John Hancock Funds II

Supplement dated January 3, 2014 to the current Prospectus and Statement of Additional Information

Currency Strategies Fund

The following information supplements and supersedes any information to the contrary relating to Currency Strategies Fund, a series of John Hancock Funds II (the “fund”), contained in the current Prospectus and Statement of Additional Information.

Effective as of January 3, 2014, the fund is changing its name to Absolute Return Currency Fund. All references to Currency Strategies Fund in the Prospectus and Statement of Additional Information will be changed on January 3, 2014 to reflect the fund’s new name.

Effective on January 3, 2014, the Prospectus is hereby amended as follows:

In connection with the change to the fund’s name, the fund’s investment objective, in the “Fund summary” section is hereby amended as follows:

Investment objective: The fund seeks to achieve absolute return from investments in currency markets.

Furthermore, the third paragraph under the heading “Principal investment strategies” in the “Fund summary” section is revised and restated as follows:

The fund may be exposed to currencies of developed and emerging-market countries that, in the subadvisor’s opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The strategy seeks to achieve an absolute return by taking positions in certain currencies relative to a "world basket" of currencies, based on signals that are generated from a set of models that exhibit low correlation to both each other and to traditional equity and bond markets. It aims to exploit currency market inefficiencies across and within global markets to maximize risk-adjusted absolute return by taking both long and short positions in certain currencies. The investment process is systematic, fundamentally based and seeks to exploit factors that drive the relative value of currency markets and take advantage of the effects of short-term and long-term capital flows, trade flows and supply/demand pressures.

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” in the “Fund summary” section has not been changed.

Also, the first paragraph under the heading “Principal risks” in the “Fund summary” section is revised and restated as follows:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

The fund’s investment objective under the heading “Principal Investment strategies” in the “Fund details” section is revised and restated as follows:

Investment objective: The fund seeks to achieve absolute return from investments in currency markets.

Furthermore, the fifth paragraph under the heading “Principal investment strategies” in the “Fund details” section is revised and restated as follows:

The fund may be exposed to currencies of developed and emerging-market countries that, in the subadvisor’s opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The strategy seeks to achieve an absolute return by taking positions in certain currencies relative to a "world basket" of currencies, based on signals that are generated from a set of models that exhibit low correlation to both each other and to traditional equity and bond markets. It aims to exploit currency market inefficiencies across and within global markets to maximize risk-adjusted absolute return by taking both long and short positions in certain currencies. The investment process is systematic, fundamentally based and seeks to exploit factors that drive the relative value of currency markets and take advantage of the effects of short-term and long-term capital flows, trade flows and supply/demand pressures.

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” in the “Fund details” section has not been changed.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference.